Other Income - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)
Disclosure of other operating income [line items]
Other income	€ 200	€ 8	€ 540
Release of expense reserves			82		£ 71
Business disposal gain loss	70
Payout annuity business and Bank Owned Life Insurance / Corporate Owned Life Insurance business [member]
Disclosure of other operating income [line items]
Other income			231	$ 250
Impact of Pension plan Amendment	€ 101
Unirobe Meeus Groep B.V. [member]
Disclosure of other operating income [line items]
Other income			208
Legal & General [member]
Disclosure of other operating income [line items]
Other income			€ 17		£ 14